SEGMENT AND GEOGRAPHIC INFORMATION - Major customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) customer	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€)
Major customers
Number of major customers | customer	3	3
Revenue	€ 66,945	€ 60,836	€ 90,246
First customer
Major customers
Revenue		7,866	17,649
Second customer
Major customers
Revenue		6,500	16,361
Third customer
Major customers
Revenue		€ 6,232	€ 12,280